SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.       19        (File No. 33-4174)     [x]
                                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             21       (File No. 811-3500)              [x]
                               ---------

                        (Check appropriate box or boxes)

               IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15,
                                  16, 17, 18 and 19


--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany, NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant to  paragraph  (b)
   [X]  on May 1, 2002 pursuant to  paragraph  (b)
   [ ]  60 days after  filing  pursuant to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

IDS LIFE OF NEW YORK

FLEXIBLE ANNUITY

ISSUED BY:
IDS LIFE INSURANCE COMPANY OF NEW YORK

PROSPECTUS


MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW FLEXIBLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
AND 19

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            americanexpress.com

This prospectus contains information that you should know before investing. Prospectuses are also available for American Express3 Variable Portfolio Funds, Alliance Variable Products Series Fund and Wells Fargo Variable Trust Funds. Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                 3
THE CONTRACT IN BRIEF                                     3
EXPENSE SUMMARY                                           5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)               7
FINANCIAL STATEMENTS                                      9
PERFORMANCE INFORMATION                                   9
THE VARIABLE ACCOUNTS AND THE FUNDS                      10
THE FIXED ACCOUNT                                        12
BUYING YOUR CONTRACT                                     12
CHARGES                                                  13
VALUING YOUR INVESTMENT                                  15
MAKING THE MOST OF YOUR CONTRACT                         16
SURRENDERS                                               18
TSA -- SPECIAL SURRENDER PROVISIONS                      18
CHANGING OWNERSHIP                                       19
BENEFITS IN CASE OF DEATH                                19
THE ANNUITY PAYOUT PERIOD                                20

TAXES                                                    21

VOTING RIGHTS                                            23
ABOUT THE SERVICE PROVIDERS                              24
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                    25

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The assumed investment rate we use is 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code

-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

-    Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each variable account at the close of business on each valuation date.

VARIABLE ACCOUNTS: Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or variable accounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 12)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. (p. 12)

MINIMUM ALLOWABLE PURCHASE PAYMENTS
   If paying by installments under a scheduled payment plan:
      $50 per month
      $23.08 biweekly

   If paying by any other method:
      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS:
      $50,000

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 16)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 18)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 19)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 19)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 20)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 22)


CHARGES: We assess certain charges in connection with your contract:

-    $6 quarterly ($24 annual) contract administrative charge;


- 1.00% mortality and expense risk fee (if you make allocations to one or more variable accounts)


-    surrender charge; and

-    the operating expenses of the funds in which the variable accounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.


You paid no sales charge when you purchased your contract. We show all costs that we deduct directly from your contract or indirectly from the variable accounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

ANNUAL CONTRACT OWNERS EXPENSES
SURRENDER CHARGE (contingent deferred sales charge as a percentage of new purchase payments surrendered):
      Purchase payments up to six years old:                  7%
      Earnings and purchase payments six years old or more:   0%


CONTRACT ADMINISTRATIVE CHARGE:                               $24

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average variable account value)

MORTALITY AND EXPENSE RISK FEE:                               1%


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 14 and "The Annuity Payout Period -- Annuity Payout Plans" p. 21).


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                  MANAGEMENT     12b-1      OTHER
                                                     FEES        FEES      EXPENSES    TOTAL
AXP(R) Variable Portfolio -
       Bond Fund                                      .60%        .13%       .07%       .80%(1)
       Capital Resource Fund                          .61         .13        .04        .78(1)
       Cash Management Fund                           .51         .13        .04        .68(1)
       Diversified Equity Income Fund                 .55         .13        .23        .91(2)
       Equity Select Fund                             .64         .13        .33       1.10(2)
       Extra Income Fund                              .62         .13        .07        .82(1)
       Global Bond Fund                               .84         .13        .10       1.07(1)
       Growth Fund                                    .62         .13        .15        .90(2)
       International Fund                             .83         .13        .08       1.04(1)
       Managed Fund                                   .59         .13        .04        .76(1)
       NEW DIMENSIONS FUND(R)                         .60         .13        .06        .79(1)
       Strategy Aggressive Fund                       .60         .13        .05        .78(1)

Alliance VP
       Growth and Income Portfolio (Class B)          .63         .25        .04        .92(3)

Wells Fargo VT
       Small Cap Growth Fund                          .63         .25        .32       1.20(4)


(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.22% and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, and 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund.
(3) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.
(4) Amounts are based on estimated expenses for 2002. The adviser has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fees" and "Total" would be 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.

EXAMPLE: This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.*


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...



                                                  FULL SURRENDER AT THE               NO SURRENDER OR SELECTION OF AN ANNUITY
                                                 END OF EACH TIME PERIOD            PAYOUT PLAN AT THE END OF EACH TIME PERIOD

                                            1 YEAR    3 YEARS   5 YEARS  10 YEARS      1 YEAR    3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio -
       Bond Fund                             $89.20   $129.39   $172.09   $220.90       $19.20    $59.39   $102.09    $220.90
       Capital Resource Fund                  88.99    128.76    171.04    218.75        18.99     58.76    101.04     218.75
       Cash Management Fund                   87.97    125.65    165.78    207.92        17.97     55.65     95.78     207.92
       Diversified Equity Income Fund         90.33    132.80    177.84    232.66        20.33     62.80    107.84     232.66
       Equity Select Fund                     92.27    138.69    187.72    252.68        22.27     68.69    117.72     252.68
       Extra Income Fund                      89.40    130.01    173.14    223.05        19.40     60.01    103.14     223.05
       Global Bond Fund                       91.97    137.76    186.16    249.54        21.97     67.76    116.16     249.54
       Growth Fund                            90.22    132.49    177.32    231.60        20.22     62.49    107.32     231.60
       International Fund                     91.66    136.83    184.61    246.40        21.66     66.83    114.61     246.40
       Managed Fund                           88.79    128.14    169.99    216.59        18.79     58.14     99.99     216.59
       NEW DIMENSIONS FUND(R)                 89.10    129.08    171.57    219.83        19.10     59.08    101.57     219.83
       Strategy Aggressive Fund               88.99    128.76    171.04    218.75        18.99     58.76    101.04     218.75

Alliance VP
       Growth and Income Portfolio (Class B)  90.43    133.11    178.36    233.73        20.43     63.11    108.36     233.73

Wells Fargo VT
       Small Cap Growth Fund                  93.30    141.78    192.88    263.07        23.30     71.78    122.88     263.07


* In this example, the $24 contract administrative charge is approximated as a 0.073% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each account.



YEAR ENDED DEC. 31,                                2001    2000     1999    1998    1997     1996    1995    1994    1993    1992
------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT 5 (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period     $4.24   $4.06    $4.03   $4.01   $3.73    $3.53   $2.91   $3.06   $2.67   $2.46
Accumulation unit value at end of period           $4.52   $4.24    $4.06   $4.03   $4.01    $3.73   $3.53   $2.91   $3.06   $2.67
Number of accumulation units outstanding
 at end of period (000 omitted)                   13,011  13,342   16,987  20,262  21,882   24,424  23,903  21,936  23,259  16,710
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%   1.00%   1.00%   1.00%   1.00%

ACCOUNT 4 (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period     $7.02   $8.60    $7.02   $5.71   $4.64    $4.35   $3.43   $3.43   $3.35   $3.25
Accumulation unit value at end of period           $5.69   $7.02    $8.60   $7.02   $5.71    $4.64   $4.35   $3.43   $3.43   $3.35
Number of accumulation units outstanding
 at end of period (000 omitted)                   24,285  28,855   33,850  37,947  41,666   47,283  44,849  38,283  30,089  21,677
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%   1.00%   1.00%   1.00%   1.00%

ACCOUNT 6 (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period     $2.46   $2.34    $2.26   $2.17   $2.07    $1.99   $1.91   $1.86   $1.83   $1.80
Accumulation unit value at end of period           $2.52   $2.46    $2.34   $2.26   $2.17    $2.07   $1.99   $1.91   $1.86   $1.83
Number of accumulation units outstanding
 at end of period (000 omitted)                    6,508   4,607    5,999   6,515   4,651    5,927   5,445   3,794   4,113   5,378
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%   1.00%   1.00%   1.00%   1.00%
Simple yield(1)                                    0.61%   4.93%    5.02%   3.73%   4.16%    3.85%   4.11%   4.41%   1.90%   1.77%
Compound yield(1)                                  0.61%   5.05%    5.14%   3.80%   4.25%    3.93%   4.20%   4.51%   1.92%   1.79%

ACCOUNT 15(2) (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
 INCOME FUND)
Accumulation unit value at beginning of period     $1.00      --       --      --      --       --      --      --      --      --
Accumulation unit value at end of period           $0.95      --       --      --      --       --      --      --      --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                    4,963      --       --      --      --       --      --      --      --      --
Ratio of operating expense to average net assets   1.00%      --       --      --      --       --      --      --      --      --

ACCOUNT 17(2) (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period     $1.00      --       --      --      --       --      --      --      --      --
Accumulation unit value at end of period           $0.99      --       --      --      --       --      --      --      --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                    1,646      --       --      --      --       --      --      --      --      --
Ratio of operating expense to average net assets   1.00%      --       --      --      --       --      --      --      --      --

ACCOUNT 13(3) (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period     $1.05   $1.17    $1.12   $1.18   $1.05    $1.00      --      --      --      --
Accumulation unit value at end of period           $1.10   $1.05    $1.17   $1.12   $1.18    $1.05      --      --      --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                   13,221  14,688   17,003  17,820  12,894    4,671      --      --      --      --
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%      --      --      --      --

ACCOUNT 12(3) (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period     $1.14   $1.12    $1.18   $1.10   $1.07    $1.00      --      --      --      --
Accumulation unit value at end of period           $1.14   $1.14    $1.12   $1.18   $1.10    $1.07      --      --      --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                    4,016   4,548    5,735   6,220   5,578    2,311      --      --      --      --
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%      --      --      --      --

ACCOUNT 16(2) (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period     $1.00       --       --      --      --       --     --      --      --      --
Accumulation unit value at end of period           $0.80       --       --      --      --       --     --      --      --      --
Number of accumulation units outstanding
 at end of period (000 omitted)                       95       --       --      --      --       --     --      --      --      --
Ratio of operating expense to average net assets   1.00%       --       --      --      --       --     --      --      --      --


YEAR ENDED DEC. 31,                                   2001   2000    1999    1998    1997    1996     1995    1994    1993   1992
------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT 10(4) (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period        $1.87  $2.51   $1.74   $1.52   $1.50   $1.38    $1.25   $1.29   $0.98  $1.00
Accumulation unit value at end of period              $1.32  $1.87   $2.51   $1.74   $1.52   $1.50    $1.38   $1.25   $1.29  $0.98
Number of accumulation units outstanding
 at end of period (000 omitted)                      44,105 53,666  59,132  67,198  75,831  77,830   63,576  51,480  21,650  3,421
Ratio of operating expense to average net assets      1.00%  1.00%   1.00%   1.00%   1.00%   1.00%    1.00%   1.00%   1.00%  1.00%

ACCOUNT 9 (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period        $4.43  $4.58   $4.03   $3.51   $2.96   $2.57    $2.09   $2.21   $1.98  $1.86
Accumulation unit value at end of period              $3.92  $4.43   $4.58   $4.03   $3.51   $2.96    $2.57   $2.09   $2.21  $1.98
Number of accumulation units outstanding
 at end of period (000 omitted)                      44,073 50,700  59,965  67,428  73,557  75,219   72,999  66,800  50,761 31,828
Ratio of operating expense to average net assets      1.00%  1.00%   1.00%   1.00%   1.00%   1.00%    1.00%   1.00%   1.00%  1.00%

ACCOUNT 14(3) (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period        $2.05  $2.27   $1.74   $1.37   $1.11   $1.00       --      --      --     --
Accumulation unit value at end of period              $1.69  $2.05   $2.27   $1.74   $1.37   $1.11       --      --      --     --
Number of accumulation units outstanding
 at end of period (000 omitted)                      79,769 87,213  88,673  75,581  64,613  27,817       --      --      --     --
Ratio of operating expense to average net assets      1.00%  1.00%   1.00%   1.00%   1.00%   1.00%       --      --      --     --

ACCOUNT 11(4) (INVESTING IN SHARES OF AXP(R)
 VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period        $2.59  $3.24   $1.91   $1.88   $1.69   $1.47    $1.12   $1.21   $1.08  $1.00
Accumulation unit value at end of period              $1.72  $2.59   $3.24   $1.91   $1.88   $1.69    $1.47   $1.12   $1.21  $1.08
Number of accumulation units outstanding
 at end of period (000 omitted)                      48,699 56,989  61,638  73,610  79,813  77,673   62,233  45,347  19,430  5,961
Ratio of operating expense to average net assets      1.00%  1.00%   1.00%   1.00%   1.00%   1.00%    1.00%   1.00%   1.00%  1.00%

ACCOUNT 18(2) (INVESTING IN SHARES OF
ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $1.00     --      --      --      --      --       --      --      --     --
Accumulation unit value at end of period              $0.92     --      --      --      --      --       --      --      --     --
Number of accumulation units outstanding
 at end of period (000 omitted)                       4,394     --      --      --      --      --       --      --      --     --
Ratio of operating expense to average net assets      1.00%     --      --      --      --      --       --      --      --     --

ACCOUNT 19(2) (INVESTING IN SHARES OF
WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period        $1.00     --      --      --      --      --       --      --      --     --
Accumulation unit value at end of period              $0.94     --      --      --      --      --       --      --      --     --
Number of accumulation units outstanding
 at end of period (000 omitted)                       1,279     --      --      --      --      --       --      --      --     --
Ratio of operating expense to average net assets      1.00%     --      --      --      --      --       --      --      --     --


(1) Net of annual contract administrative charge and mortality and expense risk fee.

(2)  Operations commenced on June 1, 2001.

(3)  Operations commenced on May 1, 1996.
(4)  Operations commenced on Jan. 13, 1992.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.


PERFORMANCE INFORMATION

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular variable account during a specified time period. We show actual performance from the date the variable accounts began investing in the funds. We also show performance from the commencement date of the funds as if the variable accounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-    contract administrative charge,

-    mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the variable account if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will generally be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR VARIABLE ACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the variable account invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare variable account performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNTS AND THE FUNDS


You may allocate payments and transfers to any or all of the variable accounts that invest in shares of the following funds.




IDS LIFE OF
NEW YORK
ACCOUNT           ESTABLISHED  INVESTING IN        INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
5                 11/12/81     AXP(R) Variable     Objective: high level of current         IDS Life Insurance Company (IDS
                               Portfolio - Bond    income while conserving the value of     Life), investment manager;
                               Fund                the investment and continuing a high     American Express Financial
                                                   level of income for the longest time     Corporation (AEFC), investment
                                                   period. Invests primarily in bonds and   adviser.
                                                   other debt obligations.

4                 11/12/81     AXP(R) Variable     Objective: capital appreciation.         IDS Life, investment manager;
                               Portfolio -         Invests primarily in U.S. common         AEFC, investment adviser.
                               Capital Resource    stocks and other securities
                               Fund                convertible into common stocks.

6                 11/12/81     AXP(R) Variable     Objective: maximum current income        IDS Life, investment manager;
                               Portfolio - Cash    consistent with liquidity and            AEFC, investment adviser.
                               Management Fund     stability of principal. Invests
                                                   primarily in money market securities.

15                03/29/01     AXP(R) Variable     Objective: a high level of current       IDS Life, investment manager;
                               Portfolio -         income and, as a secondary goal,         AEFC, investment adviser.
                               Diversified         steady growth of capital. Invests
                               Equity  Income      primarily in dividend-paying common
                               Fund                and preferred stocks.

17                03/29/01     AXP(R) Variable     Objective: growth of capital. Invests    IDS Life, investment manager;
                               Portfolio -         primarily in equity securities of        AEFC, investment adviser.
                               Equity Select       medium-sized companies.
                               Fund

13                04/17/96     AXP(R) Variable     Objective: high current income, with     IDS Life, investment manager;
                               Portfolio - Extra   capital growth as a secondary            AEFC, investment adviser.
                               Income Fund         objective. Invests primarily in
                                                   high-yielding, high-risk corporate
                                                   bonds (junk bonds) issued by U.S. and
                                                   foreign companies and governments.

12                04/17/96     AXP(R) Variable     Objective: high total return through     IDS Life, investment manager;
                               Portfolio -         income and growth of capital.            AEFC, investment adviser.
                               Global Bond Fund    Non-diversified fund that invests
                                                   primarily in debt obligations  of U.S.
                                                   and foreign issuers.

16                03/29/01     AXP(R) Variable     Objective: long-term capital growth.     IDS Life, investment manager;
                               Portfolio -         Invests primarily in common stocks and   AEFC, investment adviser.
                               Growth Fund         securities convertible into common
                                                   stocks that appear to offer growth
                                                   opportunities.

10                10/08/91     AXP(R) Variable     Objective: capital appreciation.         IDS Life, investment manager;
                               Portfolio -         Invests primarily in common stocks or    AEFC, investment adviser.
                               International       convertible securities of foreign        American Express Asset Management
                               Fund                issuers that offer strong growth         International, Inc.,  a
                                                   potential.                               wholly-owned subsidiary  of AEFC,
                                                                                            is the sub-adviser.


IDS LIFE OF
NEW YORK
ACCOUNT           ESTABLISHED  INVESTING IN        INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
9                 02/12/96     AXP(R) Variable     Objective: maximum total investment      IDS Life, investment manager;
                               Portfolio -         return through a combination of          AEFC, investment adviser.
                               Managed Fund        capital growth and current income.
                                                   Invests primarily in a
                                                   combination of common and
                                                   preferred stocks, convertible
                                                   securities, bonds and other
                                                   debt securities.

14                04/17/96     AXP(R) Variable     Objective: long-term growth of           IDS Life, investment manager;
                               Portfolio - New     capital. Invests primarily in common     AEFC, investment adviser.
                               Dimensions Fund(R)  stocks showing potential for
                                                   significant growth.

11                10/08/91     AXP(R) Variable     Objective: capital appreciation.         IDS Life, investment manager;
                               Portfolio -         Invests primarily in equity securities   AEFC, investment adviser.
                               Strategy            of growth companies.
                               Aggressive Fund

18                03/29/01     Alliance VP         Objective: reasonable current income     Alliance Capital  Management,
                               Growth and Income   and reasonable appreciation. Invests     L.P.
                               Portfolio (Class B) primarily  in dividend-paying common
                                                   stocks of  good quality.

19                03/29/01     Wells Fargo VT      Objective: long-term capital             Wells Fargo Funds Management,
                               Small Cap Growth    appreciation. Invests primarily in       LLC, advisor; Wells Capital
                               Fund                companies with  above-average growth     Management Incorporated,
                                                   potential and whose market               sub-adviser.
                                                   capitalization falls within the range
                                                   of the Russell 2000 Index, which is
                                                   considered a small capitalization
                                                   index.



A fund underlying your contract in which a variable account invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. The funds' prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.


The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

All variable accounts were established under New York law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable accounts an insurance company may offer and how many exchanges among variable accounts it may allow before the contract owner would be currently taxed on income earned within variable account assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.


As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:
-    no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary.

BENEFICIARY
If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:
      $50 per month
      $23.08 biweekly

   If paying by any other method:
      $50


(1) If you do not make any purchase payments for 36 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your annuity in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2):
      $50,000

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.



HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:
Send your check along with your name and contract number to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2 BY SCHEDULED PAYMENT PLAN:
Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $6 from the contract value at the end of each contract quarter (each three-month period measured from the effective date of your contract). This equates to an annual charge of $24. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the quarterly charge at the time of surrender. We cannot increase the quarterly contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
A surrender charge of 7% applies on each purchase payment you make. We may deduct this surrender charge if you request a surrender within six years of making that purchase payment. We calculate the surrender charge by drawing from your total contract value in the following order:

- First we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular variable or fixed account.

- Next, if necessary, we surrender amounts representing purchase payments six contract years old or more and not previously surrendered. We do not assess a surrender charge on this amount.

- Finally, if necessary, we surrender amounts representing purchase payments up to six contract years old and not previously surrendered on a "first-in, first-out" (FIFO) basis. A surrender charge of 7% applies to any amount surrendered from these new purchase payments.

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.


EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually deducted from your contract is $1,075.27. We determine this amount as follows:

AMOUNT REQUESTED              $1,000
-----------------------      --------
1.00 - SURRENDER CHARGE  OR     .93     = $1,075.27

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

- amounts surrendered after the later of the annuitant attaining age 65 or the tenth contract anniversary;

-  contracts settled using an annuity payout plan; and

-  death benefits.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-    minus any prorated portion of the contract administrative charge.

VARIABLE ACCOUNTS

We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a variable account or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the variable accounts;

-    transfers into or out of the variable accounts;

-    partial surrenders;

-    surrender charges; and/or

-    a prorated portion of the contract administrative charge.


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the variable accounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                       NUMBER
                                                          AMOUNT     ACCUMULATION     OF UNITS
                                                MONTH    INVESTED     UNIT VALUE      PURCHASED
By investing an equal number
of dollars each month...
                                                Jan        $100          $20            5.00
you automatically buy                           Feb         100           18            5.56
more units when the                             Mar         100           17            5.88
per unit market price is low... -------->       Apr         100           15            6.67
                                                May         100           16            6.25
                                                Jun         100           18            5.56
and fewer units                                 Jul         100           17            5.88
when the per unit                               Aug         100           19            5.26
market price is high.           -------->       Sept        100           21            4.76
                                                Oct         100           20            5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one variable account, or the fixed account, to another account before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES
- You may transfer contract values between the variable accounts, or from the variable accounts to the fixed account at any time. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the variable accounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the variable accounts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:
Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:
Your sales representative can help you set up automated transfers among your variable accounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the variable accounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

- If we must suspend your automatic transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT
Transfers or surrenders:   $50

SURRENDERS
You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:
-     payable to you;

-     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE:
-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.


NOTE: We will charge you a fee for surrender payments we send by wire. For instructions, contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;


     --   you severed employment with the employer who purchased the contract;
          or


     --   the distribution is because of your death.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

CHANGING OWNERSHIP
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH
We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:


-     contract value;


- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-     purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-    contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
     70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

      - the beneficiary asks us in writing within 60 days after we receive proof of death; and

      -   payouts begin no later than one year following the year of your death;
          and

      - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the variable accounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the variable accounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will be 5.05% (see "Charges -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal (see "Taxes").


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the variable accounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or variable accounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.


ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.


SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities); or

-    if the payout is a 457 plan distribution.


For qualified annuities under 401(a) and 401(k) plans or TSAs, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, or Section 457 plan), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more;

-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


IDS LIFE OF NEW YORK'S TAX STATUS: IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the variable accounts are considered a part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the variable accounts is reinvested and becomes part of the variable accounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the variable accounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the variable accounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

-    the reserve held in each account for your contract, divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 financial advisors.


ISSUER
IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions of up to 7% of the total purchase payments for sales of the contracts it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS
A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business. IDS Life of New York and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life of New York does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                                   3
Calculating Annuity Payouts                               6
Rating Agencies                                           7
Principal Underwriter                                     7
Independent Auditors                                      7

Financial Statements

[AMERICAN EXPRESS LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251S-6175 T (5/02)


                                                                 S-6175 T (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                                FLEXIBLE ANNUITY

                          IDS LIFE OF NEW YORK ACCOUNTS

              4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19


                                   MAY 1, 2002

IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and
19 are separate accounts established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

IDS LIFE OF NEW YORK FLEXIBLE ANNUITY
  IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
AND 19


Table of Contents



Performance Information                                    p. 3
Calculating Annuity Payouts                                p. 6
Rating Agencies                                            p. 7
Principal Underwriter                                      p. 7
Independent Auditors                                       p. 7
Financial Statements

Performance Information


The variable accounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.


AVERAGE ANNUAL TOTAL RETURN


We will express quotations of average annual total return for the variable accounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the variable accounts), calculated according to the following formula:

                         P(1+T)TO THE POWER OF n = ERV

where:           P = a hypothetical initial payment of $1,000
                 T = average annual total return
                 n = number of years
               ERV = Ending Redeemable Value of a hypothetical $1,000
                     payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the variable accounts began investing in the funds. We also show performance from the commencement date of the funds as if the variable account invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2001



                                                                PERFORMANCE OF THE                      PERFORMANCE
                                                                 VARIABLE ACCOUNT                       OF THE FUND
VARIABLE                                                                          SINCE                                  SINCE
ACCOUNT  INVESTING IN:                                1 YEAR  5 YEARS 10 YEARS  INCEPTION   1 YEAR   5 YEARS  10 YEARS  INCEPTION

         AXP(R) VARIABLE PORTFOLIO  -
 5        Bond Fund (10/82; 10/81)(b)                  (0.47%)   2.65%   6.20%    8.15%      (0.47%)   2.65%    6.20%       --%

 4        Capital Resource Fund (10/82; 10/81)        (25.99)    2.89    5.73     9.46      (25.99)    2.89     5.73        --

 6        Cash Management Fund (10/82; 10/81)          (4.36)    2.58    3.39     4.91       (4.36)    2.58     3.39        --

15        Diversified Equity Income Fund (6/01; 9/99)     --       --      --   (12.30)(c)   (5.89)      --       --     (1.47)

17        Equity Select Fund (6/01; 5/01)                 --       --      --    (9.38)(c)      --       --       --     (8.74)(d)

13        Extra Income Fund (5/96; 5/96)               (3.14)   (0.62)     --     0.38       (3.14)   (0.62)      --      0.38

12        Global Bond Fund (5/96; 5/96)                (6.72)   (0.11)     --     1.22       (6.72)   (0.11)      --      1.22

16        Growth Fund (6/01; 9/99)                        --       --      --   (27.36)(c)  (38.70)      --       --    (20.92)

10        International Fund (1/92; 1/92)             (36.46)   (4.13)     --     2.78      (36.46)   (4.13)      --      2.78

 9        Managed Fund (4/86; 4/86)                   (18.55)    4.52    7.69     9.08      (18.55)    4.52     7.69      9.08

14        NEW DIMENSIONS FUND(R)(5/96; 5/96)          (24.60)    7.69      --     8.81      (24.60)    7.69       --      8.81

11        Strategy Aggressive Fund (1/92; 1/92)       (40.64)   (1.04)     --     5.57      (40.64)   (1.04)      --      5.57

         ALLIANCE VP

18        Growth and Income Portfolio (Class B)           --       --      --   (14.69)(c)   (7.89)   12.48    13.65     12.63
           (6/01; 1/91)(e)

         WELLS FARGO VT

19       Small Cap Growth Fund (6/01; 5/95)(f)            --       --      --   (14.46)(c)  (32.20)   (4.43)      --      4.06



(a) Current applicable charges deducted from performance include a $24 annual contract administrative charge, a 1% annual mortality and expense fee and applicable surrender charges.
(b) (Commencement date of the variable account; commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the variable account.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT SURRENDER FOR PERIODS ENDING
DEC.31, 2001



                                                                PERFORMANCE OF THE                      PERFORMANCE
                                                                 VARIABLE ACCOUNT                       OF THE FUND
VARIABLE                                                                            SINCE                                 SINCE
ACCOUNT  INVESTING IN:                                1 YEAR   5 YEARS  10 YEARS  INCEPTION  1 YEAR   5 YEARS  10 YEARS INCEPTION

         AXP(R) VARIABLE PORTFOLIO -

 5        Bond Fund (10/82; 10/81)(b)                   6.53%    3.88%    6.20%    8.15%       6.53%    3.88%    6.20%      --%

 4        Capital Resource Fund (10/82; 10/81)        (18.99)    4.11     5.73     9.46      (18.99)    4.11     5.73       --

 6        Cash Management Fund (10/82; 10/81)           2.64     3.82     3.39     4.91        2.64     3.82     3.39       --

15        Diversified Equity Income Fund (6/01; 9/99)     --       --       --    (5.30)(c)    1.11       --       --     1.58

17        Equity Select Fund (6/01; 5/01)                 --       --       --    (2.38)(c)      --       --       --    (1.74)(d)

13        Extra Income Fund (5/96; 5/96)                3.86     0.78       --     1.56        3.86     0.78       --     1.56

12        Global Bond Fund (5/96; 5/96)                 0.28     1.26       --     2.36        0.28     1.26       --     2.36

16        Growth Fund (6/01; 9/99)                        --       --       --   (20.36)(c)  (31.70)      --       --   (16.91)

10        International Fund (1/92; 1/92)             (29.46)   (2.53)      --     2.78      (29.46)   (2.53)      --     2.78

 9        Managed Fund (4/86; 4/86)                   (11.55)    5.67     7.69     9.08      (11.55)    5.67     7.69     9.08

14        NEW DIMENSIONS FUND(R)(5/96; 5/96)          (17.60)    8.71       --     9.63      (17.60)    8.71       --     9.63

11        Strategy Aggressive Fund (1/92; 1/92)       (33.64)    0.38       --     5.57      (33.64)    0.38       --     5.57

         ALLIANCE VP

18        Growth and Income Portfolio (Class B)
           (6/01; 1/91)(e)                                --       --       --    (7.69)(c)   (0.89)   13.34    13.65    12.63

         WELLS FARGO VT

19        Small Cap Growth Fund (6/01; 5/95)(f)           --       --       --    (7.46)(c)  (25.20)   (2.81)      --     4.06



(a) Current applicable charges deducted from performance include a $24 annual contract administrative charge and a 1% annual mortality and expense fee.
(b) (Commencement date of the variable account; commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the variable account.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.



CUMULATIVE TOTAL RETURN


Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a variable account's accumulation unit value). We compute cumulative total return by using the following formula:

                                               ERV - P
                                               -------
                                                  P

where:           P = a hypothetical initial payment of $1,000
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the variable account). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.


ANNUALIZED YIELD FOR A VARIABLE ACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD

For a variable account investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical variable account (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the variable account expenses accrued over the period;

(c) dividing this difference by the value of the variable account at the beginning of the period to obtain the base period return; and


(d)   raising the base period return to the power of 365/7.


The variable account's value includes:
- any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
- any dividends declared for such shares.

It does not include:
- the effect of any applicable surrender charge, or
- any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in variable accounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of the variable account to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELDS BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



VARIABLE ACCOUNT        INVESTING IN:                                     SIMPLE YIELD       COMPOUND YIELD
6                       AXP(R) Variable Portfolio - Cash Management Fund      0.61%                0.61%



ANNUALIZED YIELD FOR A VARIABLE ACCOUNT INVESTING IN AN INCOME FUND

For the variable accounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:


               YIELD = 2[(a - b + 1)TO THE POWER OF 6 - 1]
                          -----
                           cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The variable account earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001



VARIABLE ACCOUNT       INVESTING IN:                                       YIELD
 5                     AXP(R) Variable Portfolio - Bond Fund                5.69%

13                     AXP(R) Variable Portfolio - Extra Income Fund       11.22%

12                     AXP(R) Variable Portfolio - Global Bond Fund         9.91%


The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote variable account performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNTS


We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:
- determine the dollar value of your contract on the valuation date; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of each variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:
- the net investment factor; and
- the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:
- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
- dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.


THE FIXED ACCOUNT


We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:
- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life of New York, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                            www.ambest.com

Fitch                                www.fitchratings.com

Moody's                              www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $2,925,442; 2000: $1,656,378; and 1999:
$957,659. AEFA retains no underwriting commission from the sale of the contract.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS LIFE OF NEW YORK ACCOUNTS 5, 4, 6, 15, 17, 13, 12, 16, 10, 9, 14, 11, 18,
AND 19 - IDS LIFE OF NEW YORK - FLEXIBLE ANNUITY





Report of Independent Auditors


THE BOARD OF DIRECTORS IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of IDS Life of New York Accounts 5, 4, 6, 15, 17, 13, 12, 16, 10, 9, 14, 11, 18,
and 19 - IDS Life of New York - Flexible Annuity as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of IDS Life of New York Accounts 5, 4, 6, 15, 17, 13, 12, 16, 10, 9, 14, 11, 18, and 19 - IDS Life of
New York - Flexible Annuity at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.





ERNST & YOUNG LLP




Minneapolis, Minnesota

March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                    SEGREGATED ASSET ACCOUNTS
                                                                 ------------------------------------------------------------
DECEMBER 31, 2001                                                       5            4                6               15
ASSETS

Investments in shares of mutual funds and portfolios:
    at cost                                                      $ 62,877,845   $ 165,032,896    $ 16,602,122     $ 4,664,143
                                                                 ------------------------------------------------------------
    at market value                                              $ 58,864,929   $ 139,064,093    $ 16,600,817     $ 4,718,970
Dividends receivable                                                  276,813              --          24,974              --
Accounts receivable from IDS Life of New York for contract
  purchase payments                                                        --              --              --           1,316
Receivable from mutual funds and portfolios for share
  redemptions                                                              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                       59,141,742     139,064,093      16,625,791       4,720,286
=============================================================================================================================

LIABILITIES

Payable to IDS Life of New York for:
   Mortality and expense risk fee                                      50,445         118,521          14,090           3,814
   Contract terminations                                               21,525           4,086          21,146              --
Payable to mutual funds and portfolios for investments
  purchased                                                                --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      71,970         122,607          35,236           3,814
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          58,772,967     138,305,058      16,422,660       4,716,472
Net assets applicable to contracts in payment period                  296,805         636,428         167,895              --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $ 59,069,772   $ 138,941,486    $ 16,590,555     $ 4,716,472
=============================================================================================================================
Accumulation units outstanding                                     13,010,871      24,285,463       6,508,191       4,963,176
=============================================================================================================================
Net asset value per accumulation unit                            $       4.52   $        5.69    $       2.52     $      0.95
=============================================================================================================================

                                                                            SEGREGATED ASSET ACCOUNTS
                                                                 --------------------------------------------
DECEMBER 31, 2001                                                      17             13              12
ASSETS

Investments in shares of mutual funds and portfolios:
    at cost                                                      $  1,523,091   $  20,165,622    $  4,874,193
                                                                 --------------------------------------------
    at market value                                              $  1,622,454   $  14,542,477    $  4,586,125
Dividends receivable                                                       --         132,895          37,477
Accounts receivable from IDS Life of New York for contract
  purchase payments                                                     3,123           1,501              --
Receivable from mutual funds and portfolios for share
  redemptions                                                              --              --              --
-------------------------------------------------------------------------------------------------------------
Total assets                                                        1,625,577      14,676,873       4,623,602
=============================================================================================================

LIABILITIES

Payable to IDS Life of New York for:
   Mortality and expense risk fee                                       1,327          12,519           3,955
   Contract terminations                                                   --              --           6,770
Payable to mutual funds and portfolios for investments
  purchased                                                                --              --              --
-------------------------------------------------------------------------------------------------------------
Total liabilities                                                       1,327          12,519          10,725
-------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           1,624,250      14,479,297       4,597,510
Net assets applicable to contracts in payment period                       --         185,057          15,367
-------------------------------------------------------------------------------------------------------------
Total net assets                                                 $  1,624,250   $  14,664,354    $  4,612,877
=============================================================================================================
Accumulation units outstanding                                      1,646,031      13,221,424       4,015,678
=============================================================================================================
Net asset value per accumulation unit                            $       0.99   $        1.10    $       1.14
=============================================================================================================


See accompanying notes to financial statements.

                                                                                      SEGREGATED ASSET ACCOUNTS
                                                                 ------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                          16             10              9               14
ASSETS

Investments in shares of mutual funds and portfolios:
    at cost                                                      $     76,734   $  92,524,896   $ 173,455,579   $ 122,064,117
                                                                 ------------------------------------------------------------
    at market value                                              $     75,905   $  58,554,166   $ 174,943,523   $ 135,478,586
Dividends receivable                                                       --              --              --              --
Accounts receivable from IDS Life of New York for contract
  purchase payments                                                        38              --              --           6,147
Receivable from mutual funds and portfolios for share
  redemptions                                                              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                           75,943      58,554,166     174,943,523     135,484,733
=============================================================================================================================

LIABILITIES

Payable to IDS Life of New York for:
    Mortality and expense risk fee                                         54          50,139         149,206         115,264
    Contract terminations                                                  --           3,892          39,585              --
Payable to mutual funds and portfolios for investments purchased           --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          54          54,031         188,791         115,264
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              75,889      58,206,773     172,779,989     134,619,013
Net assets applicable to contracts in payment period                       --         293,362       1,974,743         750,456
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $     75,889   $  58,500,135   $ 174,754,732   $ 135,369,469
=============================================================================================================================
Accumulation units outstanding                                         94,592      44,104,894      44,072,705      79,769,077
=============================================================================================================================
Net asset value per accumulation unit                            $       0.80   $        1.32   $        3.92   $        1.69
=============================================================================================================================

                                                                             SEGREGATED ASSET ACCOUNTS
                                                                 --------------------------------------------
                                                                       11             18             19
ASSETS

Investments in shares of mutual funds and portfolios:
    at cost                                                      $ 135,016,966  $   4,000,673    $  1,083,884
                                                                 --------------------------------------------
    at market value                                              $  84,416,143  $   4,056,245    $  1,200,553
Dividends receivable                                                        --             --              --
Accounts receivable from IDS Life of New York for contract
  purchase payments                                                      7,445          3,581             586
Receivable from mutual funds and portfolios for share
  redemptions                                                            --             3,204             978
-------------------------------------------------------------------------------------------------------------
Total assets                                                        84,423,588      4,063,030       1,202,117
=============================================================================================================

LIABILITIES

Payable to IDS Life of New York for:
    Mortality and expense risk fee                                      71,977          3,204             978
    Contract terminations                                                   --             --              --
Payable to mutual funds and portfolios for investments purchased            --          3,581             586
-------------------------------------------------------------------------------------------------------------
Total liabilities                                                       71,977          6,785           1,564
-------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           83,916,134      4,056,245       1,200,553
Net assets applicable to contracts in payment period                   435,477             --              --
-------------------------------------------------------------------------------------------------------------
Total net assets                                                 $  84,351,611  $   4,056,245    $  1,200,553
=============================================================================================================
Accumulation units outstanding                                      48,699,347      4,394,308       1,279,374
=============================================================================================================
Net asset value per accumulation unit                            $        1.72  $        0.92    $       0.94
=============================================================================================================


See accompanying notes to financial statements.

STATEMENT OF OPERATIONS


                                                                                               SEGREGATED ASSET ACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001                                                        5            4             6          15(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $ 3,777,472  $     462,673   $  521,906   $ 19,338
Variable account expenses                                                           592,380      1,602,941      148,987     13,847
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                    3,185,092     (1,140,268)     372,919      5,491
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                            7,236,491     29,313,892    6,824,091     96,272
   Cost of investments sold                                                       7,741,499     33,321,576    6,824,633    111,419
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                   (505,008)    (4,007,684)        (542)   (15,147)
Distributions from capital gains                                                         --             --           --         --
Net change in unrealized appreciation or depreciation of investments              1,023,281    (32,237,884)          74     54,827
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      518,273    (36,245,568)        (468)    39,680
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ 3,703,365  $ (37,385,836)  $  372,451   $ 45,171
===================================================================================================================================

                                                                                          SEGREGATED ASSET ACCOUNTS
                                                                                -----------------------------------------
                                                                                    17(1)         13             12
PERIOD ENDED DECEMBER 31, 2001
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $        --  $   1,732,262   $  161,195
Variable account expenses                                                             4,564        158,645       49,552
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                       (4,564)     1,573,617      111,643
=========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              135,441      2,903,898    1,093,690
   Cost of investments sold                                                         150,822      3,947,287    1,151,550
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (15,381)    (1,043,389)     (57,860)
Distributions from capital gains                                                         --             --           --
Net change in unrealized appreciation or depreciation of investments                 99,363         64,923      (39,831)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       83,982       (978,466)     (97,691)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $    79,418  $     595,151   $   13,952
=========================================================================================================================


(1)For the period June 1, 2001 (commencement of operations) to Dec 31, 2001.

See accompanying notes to financial statements.

                                                                                               SEGREGATED ASSET ACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                        16(1)         10             9            14
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $     --  $     879,322  $  4,837,002  $    321,191
Variable account expenses                                                            178        730,746     1,948,486     1,478,416
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     (178)       148,576     2,888,516    (1,157,225)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                             4,054     14,603,119    29,201,492    18,436,647
   Cost of investments sold                                                        4,089     21,306,534    28,146,703    15,825,258
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (35)     (6,703,415)    1,054,789     2,611,389
Distributions from capital gains                                                      --             --            --            --
Net change in unrealized appreciation or depreciation of investments                (829)   (22,049,335)  (29,556,917)  (32,800,489)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (864)   (28,752,750)  (28,502,128)  (30,189,100)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (1,042) $ (28,604,174) $(25,613,612) $(31,346,325)
====================================================================================================================================

                                                                                           SEGREGATED ASSET ACCOUNTS
                                                                                -------------------------------------------
                                                                                   11             18(1)          19(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $    208,693   $      930    $         --
Variable account expenses                                                          1,031,282       10,504           3,165
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     (822,589)      (9,574)         (3,165)
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                            17,863,201        2,579          36,270
   Cost of investments sold                                                       26,557,319        2,581          40,209
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                  (8,694,118)          (2)         (3,939)
Distributions from capital gains                                                          --        6,236              --
Net change in unrealized appreciation or depreciation of investments             (39,466,174)      55,572         116,669
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   (48,160,292)      61,806         112,730
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $(48,982,881)  $   52,232    $    109,565
===========================================================================================================================


(1) For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        SEGREGATED ASSET ACCOUNTS
                                                                      ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001                                               5             4                6           15(1)
OPERATIONS

Investment income (loss) -- net                                        $  3,185,092  $  (1,140,268)   $    372,919  $       5,491
Net realized gain (loss) on sales of investments                           (505,008)    (4,007,684)           (542)       (15,147)
Distributions from capital gains                                                 --             --              --             --
Net change in unrealized appreciation or depreciation of investments      1,023,281    (32,237,884)             74         54,827
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           3,703,365    (37,385,836)        372,451         45,171
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                  652,491      2,399,862         325,890         94,417
Net transfers(2)                                                          6,672,252    (13,021,127)      8,612,089      4,623,283
Transfers for policy loans                                                   75,900        378,437          44,720          2,955
Annuity payments                                                            (30,294)       (63,658)        (11,621)            --
Contract charges                                                            (37,883)      (126,186)         (7,420)        (1,020)
Contract terminations:
   Surrender benefits                                                    (8,095,924)   (15,539,488)     (4,014,338)       (48,334)
   Death benefits                                                          (668,864)    (1,163,949)       (104,583)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (1,432,322)   (27,136,109)      4,844,737      4,671,301
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          56,798,729    203,463,431      11,373,367             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 59,069,772  $ 138,941,486    $ 16,590,555  $   4,716,472
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                   13,341,872     28,855,116       4,607,466             --
Contract purchase payments                                                  148,268        396,174         130,490        100,511
Net transfers(2)                                                          1,508,766     (2,220,164)      3,449,606      4,915,837
Transfers for policy loans                                                   17,133         63,530          17,851          3,249
Contract charges                                                             (8,622)       (21,321)         (2,984)        (1,113)
Contract terminations:
   Surrender benefits                                                    (1,837,275)    (2,589,933)     (1,652,547)       (55,308)
   Death benefits                                                          (159,271)      (197,939)        (41,691)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         13,010,871      24,285,463      6,508,191      4,963,176
==================================================================================================================================

                                                                                        SEGREGATED ASSET ACCOUNTS
                                                                                --------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001                                                       17(1)          13                12
OPERATIONS

Investment income (loss) -- net                                                 $      (4,564)  $   1,573,617     $    111,643
Net realized gain (loss) on sales of investments                                      (15,381)     (1,043,389)         (57,860)
Distributions from capital gains                                                           --              --               --
Net change in unrealized appreciation or depreciation of investm                       99,363          64,923          (39,831)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        79,418         595,151           13,952
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                             16,491         146,646           57,169
Net transfers(2)                                                                    1,547,161         290,425          (91,463)
Transfers for policy loans                                                                104          11,408            7,233
Annuity payments                                                                           --         (16,293)          (1,891)
Contract charges                                                                         (256)         (9,058)          (2,813)
Contract terminations:
   Surrender benefits                                                                 (18,668)     (1,906,201)        (559,369)
   Death benefits                                                                          --        (112,342)         (16,189)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                      1,544,832      (1,595,415)        (607,323)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                            --      15,664,618        5,206,248
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                       $   1,624,250   $  14,664,354     $  4,612,877
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                     --      14,688,008        4,547,605
Contract purchase payments                                                             17,603         141,946           50,538
Net transfers(2)                                                                    1,650,285         246,430          (81,181)
Transfers for policy loans                                                                118          10,410            6,367
Contract charges                                                                         (307)         (8,336)          (2,479)
Contract terminations:
   Surrender benefits                                                                 (21,668)     (1,753,442)        (490,894)
   Death benefits                                                                          --        (103,592)         (14,278)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                    1,646,031      13,221,424        4,015,678
==================================================================================================================================


(1)For the period June 1, 2001 (commencement of operatins) to Dec 31, 2001.
(2)Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed Account.

See accompanying notes to financial statements.

                                                                                          SEGREGATED ASSET ACCOUNTS
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                            -------------------------------------------------------------
                                                                          16(1)        10                 9               14
OPERATIONS

Investment income (loss) -- net                                        $    (178)  $    148,576    $   2,888,516  $    (1,157,225)
Net realized gain (loss) on sales of investments                             (35)    (6,703,415)       1,054,789        2,611,389
Distributions from capital gains                                              --             --               --               --
Net change in unrealized appreciation or depreciation of investments        (829)   (22,049,335)     (29,556,917)     (32,800,489)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (1,042)   (28,604,174)     (25,613,612)     (31,346,325)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                   578      1,557,351        2,645,239        3,338,723
Net transfers(2)                                                          80,353     (7,145,553)      (7,896,205)        (580,611)
Transfers for policy loans                                                    --        182,711          276,480          292,831
Annuity payments                                                              --        (33,698)        (177,630)        (108,800)
Contract charges                                                             (15)       (54,662)        (138,968)        (105,541)
Contract terminations:
   Surrender benefits                                                     (3,985)    (7,410,602)     (19,331,402)     (14,879,124)
   Death benefits                                                             --       (702,113)      (1,806,817)        (657,643)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            76,931    (13,606,566)     (26,429,303)     (12,700,165)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               --    100,710,875      226,797,647      179,415,959
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $   75,889   $ 58,500,135    $ 174,754,732  $   135,369,469
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                        --     53,666,374       50,700,129       87,212,645
Contract purchase payments                                                   744      1,045,336          651,566        1,873,564
Net transfers(2)                                                          98,799     (5,135,515)      (2,038,883)        (570,142)
Transfers for policy loans                                                    --        125,805           67,853          166,840
Contract charges                                                             (20)       (37,726)         (34,788)         (60,934)
Contract terminations:
   Surrender benefits                                                     (4,931)    (5,094,800)      (4,823,929)      (8,466,611)
   Death benefits                                                             --       (464,580)        (449,243)        (386,285)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          94,592     44,104,894       44,072,705       79,769,077
===================================================================================================================================

                                                                                          SEGREGATED ASSET ACCOUNTS
                                                                            ----------------------------------------------
                                                                                   11          18(1)         19(1)
OPERATIONS

Investment income (loss) -- net                                              $   (822,589)  $    (9,574)  $     (3,165)
Net realized gain (loss) on sales of investments                               (8,694,118)           (2)        (3,939)
Distributions from capital gains                                                       --         6,236             --
Net change in unrealized appreciation or depreciation of investments          (39,466,174)       55,572        116,669
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               (48,982,881)       52,232        109,565
===========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                      2,048,260        36,868         16,721
Net transfers(2)                                                               (6,353,471)    3,989,296      1,108,427
Transfers for policy loans                                                        239,207         1,130            164
Annuity payments                                                                  (47,088)         (711)            --
Contract charges                                                                  (78,402)         (560)          (185)
Contract terminations:
   Surrender benefits                                                         (10,013,996)      (22,010)       (34,139)
   Death benefits                                                                (947,989)           --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                (15,153,479)    4,004,013      1,090,988
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               148,487,971            --             --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                    $ 84,351,611   $ 4,056,245   $  1,200,553
---------------------------------------------------------------------------------------------------------------------------

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                         56,989,429            --             --
Contract purchase payments                                                      1,063,987        40,414         18,805
Net transfers(2)                                                               (3,685,920)    4,377,003      1,299,579
Transfers for policy loans                                                        125,882         1,274            201
Contract charges                                                                  (41,634)         (625)          (215)
Contract terminations:
   Surrender benefits                                                          (5,230,091)      (23,758)       (38,996)
   Death benefits                                                                (522,306)           --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                               48,699,347     4,394,308      1,279,374
============================================================================================================================


(1) For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                    -----------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                             5               4              6               13
OPERATIONS

Investment income (loss) -- net                                     $   3,643,462  $  20,804,033  $      515,300   $  1,730,759
Net realized gain (loss) on investments                                (1,678,061)    11,520,391          (1,433)      (971,870)
Net change in unrealized appreciation or depreciation of investments      447,754    (80,206,044)         (1,216)    (2,650,581)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         2,413,155    (47,881,620)        512,651     (1,891,692)
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                807,071      3,534,059         479,044        242,837
Net transfers(1)                                                       (5,291,589)    (9,673,977)       (196,292)       238,254
Transfers for policy loans                                                 54,863        398,290          72,938         11,293
Annuity payments                                                          (25,966)       (69,913)             --        (16,199)
Contract charges                                                          (34,503)      (150,300)         (5,523)        (8,706)
Contract terminations:
   Surrender benefits                                                  (9,836,015)   (33,053,803)     (3,405,696)    (2,964,298)
   Death benefits                                                        (531,506)    (1,424,087)       (200,424)       (80,138)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        (14,857,645)   (40,439,731)     (3,255,953)    (2,576,957)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        69,243,219    291,784,782      14,116,669     20,133,267
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $  56,798,729  $ 203,463,431  $   11,373,367   $ 15,664,618
-------------------------------------------------------------------------------------------------------------------------------

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                 16,986,924     33,850,085       5,998,881     17,002,767
Contract purchase payments                                                198,068        436,562         200,928        214,192
Net transfers(1)                                                       (1,275,520)    (1,192,785)       (113,222)       209,206
Transfers for policy loans                                                 13,472         49,363          30,313         10,069
Contract charges                                                           (8,485)       (18,748)         (2,319)        (7,722)
Contract terminations:
   Surrender benefits                                                  (2,437,771)    (4,091,062)     (1,423,868)    (2,669,634)
   Death benefits                                                        (134,816)      (178,299)        (83,247)       (70,870)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       13,341,872     28,855,116       4,607,466     14,688,008
===============================================================================================================================

                                                                                      SEGREGATED ASSET ACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                              12             10             9               14             11

OPERATIONS

Investment income (loss) -- net                     $      98,167   $  19,644,646  $  17,885,421  $   11,434,402   $ 48,423,498
Net realized gain (loss) on investments                  (148,215)      3,062,662     11,432,884       6,280,903      9,197,090
Net change in unrealized appreciation or
 depreciation of investments                              136,410     (59,408,797)   (36,772,675)    (37,653,264)   (94,286,537)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                            86,362     (36,701,489)    (7,454,370)    (19,937,959)   (36,665,949)
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                109,828       2,302,293      3,602,793       4,575,240      2,877,432
Net transfers(1)                                         (487,315)      2,920,327     (8,901,812)     20,198,999      7,398,912
Transfers for policy loans                                 11,805         164,800        361,135         237,287        201,380
Annuity payments                                           (1,699)        (34,511)      (192,275)       (103,258)       (61,460)
Contract charges                                           (2,699)        (67,200)      (146,945)       (106,666)      (102,255)
Contract terminations:
   Surrender benefits                                    (909,175)    (16,332,269)   (35,204,619)    (27,120,343)   (24,227,965)
   Death benefits                                         (21,207)       (571,469)    (2,031,327)       (588,061)      (944,679)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,300,462)    (11,618,029)   (42,513,050)     (2,906,802)   (14,858,635)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         6,420,348     149,030,393    276,765,067     202,260,720    200,012,555
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $   5,206,248   $ 100,710,875  $ 226,797,647  $  179,415,959   $148,487,971
-------------------------------------------------------------------------------------------------------------------------------

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  5,735,295      59,132,396     59,964,826      88,672,565     61,637,882
Contract purchase payments                                100,679       1,056,045        784,692       2,007,588        897,016
Net transfers(1)                                         (445,218)      1,199,492     (2,000,619)      8,784,863      2,096,509
Transfers for policy loans                                 10,846          75,936         78,635         104,990         62,023
Contract charges                                           (2,471)        (31,065)       (32,157)        (47,093)       (31,390)
Contract terminations:
   Surrender benefits                                    (831,852)     (7,493,113)    (7,644,416)    (12,028,595)    (7,373,138)
   Death benefits                                         (19,674)       (273,317)      (450,832)       (281,673)      (299,473)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        4,547,605      53,666,374     50,700,129      87,212,645     56,989,429
===============================================================================================================================


(1) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
IDS Life of New York Accounts 5, 4, 6, 15, 17, 13, 12, 16, 10, 9, 14, 11, 18,
and 19 (collectively, the Accounts) were established under New York law as segregated asset accounts of IDS Life Insurance Company of New York (IDS Life of New York). The Accounts are registered together as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Accounts 5, 4 and 6 were established on Nov. 12, 1981 and commenced operations on Oct. 25, 1982. Account 9 was established on Feb. 12, 1986 and commenced operations on April 30, 1986. Accounts 10 and 11 were established on Oct. 8, 1991 and commenced operations on Jan. 13, 1992. Accounts 13, 12 and 14 were established on April 17, 1996 and commenced operations on April 30, 1996. Accounts 15, 17, 16, 18, and 19 were established on March 29, 2001 and commenced operations on June 1, 2001.

Each Account invests exclusively in shares of the following funds (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R) Variable Portfolio - Global Bond Fund) open-end management investment companies and have the following investment managers.

SUBACCOUNT    INVESTS EXCLUSIVELY IN SHARES OF                                INVESTMENT MANAGER
----------    --------------------------------                                ------------------
5             AXP(R) Variable Portfolio - Bond Fund                           IDS Life Insurance Company(1)
4             AXP(R) Variable Portfolio - Capital Resource Fund               IDS Life Insurance Company(1)
6             AXP(R) Variable Portfolio - Cash Management Fund                IDS Life Insurance Company(1)
15            AXP(R) Variable Portfolio - Diversified Equity Income Fund      IDS Life Insurance Company(1)
17            AXP(R) Variable Portfolio - Equity Select Fund                  IDS Life Insurance Company(1)
13            AXP(R) Variable Portfolio - Extra Income Fund                   IDS Life Insurance Company(1)
12            AXP(R) Variable Portfolio - Global Bond Fund                    IDS Life Insurance Company(1)
16            AXP(R) Variable Portfolio - Growth Fund                         IDS Life Insurance Company(1)
10            AXP(R) Variable Portfolio - International Fund                  IDS Life Insurance Company(2)
9             AXP(R) Variable Portfolio - Managed Fund                        IDS Life Insurance Company(1)
14            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              IDS Life Insurance Company(1)
11            AXP(R) Variable Portfolio - Strategy Aggressive Fund            IDS Life Insurance Company(1)
18            Alliance VP - Growth and Income Portfolio (Class B)             Alliance Capital Management, L.P.
19            Wells Fargo VT Small Cap Growth Fund                            Wells Fargo Funds Management, LLC(3)

(1) American Express Financial Corporation (AEFC) is the investment adviser.


(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.


(3) Wells Capital Management Incorporated is the sub-adviser.

The assets of the Accounts are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
IDS Life of New York is taxed as a life insurance company. The Accounts are treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Accounts.

3. VARIABLE ACCOUNT EXPENSES
IDS Life of New York makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each Account.

4. CONTRACT CHARGES
IDS Life of New York deducts a contract administrative charge of $20 to $30 per year depending upon the product selected. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES
IDS Life of New York will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 8% may be deducted for surrenders up to the first eleven payment years following a purchase payment as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,093,596 in 2001 and $921,090 in 2000. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                          PERCENTAGE RANGE
----                                                          ----------------
AXP(R) Variable Portfolio - Bond Fund                        0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund            0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund             0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity
Income Fund                                                  0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund               0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                0.620% to 0.545%
AXP(R) Variable Portfolio - Global Bond Fund                 0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                      0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund               0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                     0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)           0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund         0.650% to 0.575%
--------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                            PERCENTAGE RANGE
----------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                            0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                 0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund       0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                   0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                    0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                     0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                          0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                   0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                         0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)               0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund             0.060% to 0.035%
----------------------------------------------------------------------------------


The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT IN SHARES
The Accounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT  INVESTMENT                                                         SHARES        NAV
----------------------------------------------------------------------------------------------------
5           AXP(R) Variable Portfolio - Bond Fund                             5,623,782    $ 10.47
4           AXP(R) Variable Portfolio - Capital Resource Fund                 6,411,025      21.69
6           AXP(R) Variable Portfolio - Cash Management Fund                 16,606,779       1.00
15          AXP(R) Variable Portfolio - Diversified Equity Income Fund          467,137      10.10
17          AXP(R) Variable Portfolio - Equity Select Fund                      159,681      10.16
13          AXP(R) Variable Portfolio - Extra Income Fund                     2,212,739       6.57
12          AXP(R) Variable Portfolio - Global Bond Fund                        480,456       9.55
16          AXP(R) Variable Portfolio - Growth Fund                              11,663       6.51
10          AXP(R) Variable Portfolio - International Fund                    7,230,220       8.10
9           AXP(R) Variable Portfolio - Managed Fund                         11,345,554      15.42
14          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                8,484,131      15.97
11          AXP(R) Variable Portfolio - Strategy Aggressive Fund             10,116,473       8.34
18          Alliance VP - Growth and Income Portfolio (Class B)                 184,124      22.03
19          Well Fargo VT Small Cap Growth Fund                                 152,937       7.85
----------------------------------------------------------------------------------------------------

8. INVESTMENT TRANSACTIONS


The Accounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT                   INVESTMENT                                                     PURCHASES
--------------------------------------------------------------------------------------------------------
5                            AXP(R) Variable Portfolio - Bond Fund                         $ 9,019,340
4                            AXP(R) Variable Portfolio - Capital Resource Fund               1,021,099
6                            AXP(R) Variable Portfolio - Cash Management Fund               12,094,696
15(1)                        AXP(R) Variable Portfolio - Diversified Equity Income Fund      4,775,562
17(1)                        AXP(R) Variable Portfolio - Equity Select Fund                  1,673,913
13                           AXP(R) Variable Portfolio - Extra Income Fund                   2,906,241
12                           AXP(R) Variable Portfolio - Global Bond Fund                      568,679
16(1)                        AXP(R) Variable Portfolio - Growth Fund                            80,823
10                           AXP(R) Variable Portfolio - International Fund                  1,093,025
9                            AXP(R) Variable Portfolio - Managed Fund                        5,598,777
14                           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              4,580,720
11                           AXP(R) Variable Portfolio - Strategy Aggressive Fund            1,876,189
18(1)                        Alliance VP - Growth and Income Portfolio (Class B)             4,003,254
19(1)                        Well Fargo VT Small Cap Growth Fund                             1,124,093
--------------------------------------------------------------------------------------------------------

(1) Operations commenced on June 1, 2001.

9. FINANCIAL HIGHLIGHTS


The table below shows certain financial information regarding the Accounts.



                                          5           4           6          15(1)       17(1)         13          12
                                     ------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value              $    4.24    $    7.02   $    2.46    $      --   $      --   $    1.05   $     1.14
-------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value              $    4.52    $    5.69   $    2.52    $    0.95   $    0.99   $    1.10   $     1.14
Units (000s)                            13,011       24,285       6,508        4,963       1,646      13,221        4,016
Net assets (000s)                    $  59,070    $ 138,941   $  16,591    $   4,716   $   1,624   $  14,664   $    4,613
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(2)                6.44%        0.29%       3.52%        0.48%         --       11.00%        3.27%
Expense ratio(3)                          1.00%        1.00%       1.00%        1.00%       1.00%       1.00%        1.00%
Total return(4)                           6.60%      (18.95%)      2.44%       (5.00%)     (1.00%)      4.76%        0.00%
-------------------------------------------------------------------------------------------------------------------------

                                        16(1)         10         9           14            11         18(1)       19(1)
-------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value              $      --    $    1.87   $    4.43    $    2.05   $    2.59   $      --   $       --
-------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value              $    0.80    $    1.32   $    3.92    $    1.69   $    1.72   $    0.92   $     0.94
Units (000s)                                95       44,105      44,073       79,769      48,699       4,394        1,279
Net assets (000s)                    $      76    $  58,500   $ 174,755    $ 135,369   $  84,352   $   4,056   $    1,201
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(2)                  --         1.20%       2.49%        0.22%       0.20%       0.03%          --
Expense ratio(3)                          1.00%        1.00%       1.00%        1.00%       1.00%       1.00%        1.00%
Total return(4)                         (20.00%)     (29.41%)    (11.51%)     (17.56%)    (33.59%)     (8.00%)      (6.00%)
-------------------------------------------------------------------------------------------------------------------------


(1) Operations commenced on June 1, 2001.


(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest.


(3) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periodsindicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.




IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG  LLP


Minneapolis, Minnesota
January 28, 2002

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $404,427)                             $       --    $  405,816
      Available-for-sale, at fair value (amortized cost: 2001, $1,030,059; 2000, $554,452)          1,037,153       538,438
   Common stocks                                                                                          179         1,286
   Mortgage loans on real estate                                                                      124,705       144,121
   Policy loans                                                                                        31,273        30,894
                                                                                                       ------        ------
      Total investments                                                                             1,193,310     1,120,555
Cash and cash equivalents                                                                              17,365        39,213
Amounts recoverable from reinsurers                                                                    15,901        10,210
Amounts due from brokers                                                                                   --           877
Accounts receivable                                                                                     2,105         2,249
Premiums due                                                                                              395           344
Accrued investment income                                                                              15,976        18,546
Deferred policy acquisition costs                                                                     155,996       146,036
Other assets                                                                                            4,793           727
Separate account assets                                                                             1,418,527     1,667,031
                                                                                                    ---------     ---------
Total assets                                                                                       $2,824,368    $3,005,788
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  776,490    $  770,774
      Universal life-type insurance                                                                   164,258       160,301
      Traditional life, disability income and long-term care insurance                                 87,898        76,097
   Policy claims and other policyholders' funds                                                         6,804         2,943
   Amounts due to brokers                                                                              31,487            --
   Deferred income taxes, net                                                                           3,782           516
   Other liabilities                                                                                   18,659        18,591
   Separate account liabilities                                                                     1,418,527     1,667,031
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,507,905     2,696,253
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income (loss):
      Net unrealized securities gain (loss)                                                             4,588       (10,324)
   Retained earnings                                                                                  260,875       268,859
                                                                                                      -------       -------
      Total stockholder's equity                                                                      316,463       309,535
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,824,368    $3,005,788
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Income

Years ended December 31, (In thousands)                                                 2001            2000          1999
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,566       $ 18,196      $ 15,613
Contractholder charges                                                                  27,179         24,101        22,502
Mortality and expense risk fees                                                         16,182         20,449        17,019
Net investment income                                                                   79,172         91,491        95,514
Net realized (losses) gains on investments                                             (26,426)           839         1,386
                                                                                       -------            ---         -----
      Total revenues                                                                   116,673        155,076       152,034
                                                                                       -------        -------       -------

Benefits and Expenses Death and other benefits:
   Traditional life, disability income and long-term care insurance                      6,282          5,510         5,579
   Universal life-type insurance and investment contracts                               11,669          4,724         6,313
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        7,776          8,371         6,098
Interest credited on universal life-type insurance and investment contracts             48,064         47,715        50,767
Amortization of deferred policy acquisition costs                                       16,253         14,680        15,283
Other insurance and operating expenses                                                  13,928         11,670        10,429
                                                                                        ------         ------        ------
      Total benefits and expenses                                                      103,972         92,670        94,469
                                                                                       -------         ------        ------
Income before income taxes                                                              12,701         62,406        57,565
Income taxes                                                                             4,685         22,323        19,241
                                                                                         -----         ------        ------
Net income                                                                            $  8,016       $ 40,083      $ 38,324
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Stockholder's Equity

                                                                                               Accumulated
                                                                                                  other
                                                                                Additional    comprehensive                Total
                                                                    Capital       paid-in    income (loss),  Retained  stockholder's
For the three years ended December 31, 2001 (In thousands)           stock        capital      net of tax    earnings     equity
Balance, January 1, 1999                                             $2,000      $49,000        $ 11,014      $217,452     $279,466
Comprehensive income:
   Net income                                                            --           --              --        38,324       38,324
   Unrealized holding losses arising during the year, net of
      deferred policy acquisition costs of $737 and income
      taxes of $13,537                                                   --           --         (25,140)           --      (25,140)
   Reclassification adjustment for losses included in net income,
      net of income tax of $452                                          --           --            (840)           --         (840)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive loss                                              --           --         (25,980)           --      (25,980)
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      12,344
Cash dividends                                                           --           --              --       (12,000)     (12,000)
                                                                      -----       ------         -------       -------      -------

Balance, December 31, 1999                                            2,000       49,000         (14,966)      243,776      279,810
Comprehensive income:
   Net income                                                            --           --              --        40,083       40,083
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($137) and
      income taxes of ($3,038)                                           --           --           5,641            --        5,641
   Reclassification adjustment for gains included in net income,
      net of income tax of $537                                          --           --            (999)           --         (999)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive income                                            --           --           4,642            --        4,642
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      44,725
Cash dividends                                                           --           --              --       (15,000)     (15,000)
                                                                      -----       ------         -------       -------      -------

Balance, December 31, 2000                                            2,000       49,000         (10,324)      268,859      309,535
Comprehensive income:
   Net income                                                            --           --              --         8,016        8,016
   Cumulative effect of adopting SFAS No 133, net of
      income tax benefit of $486                                         --           --            (903)           --         (903)
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($416) and
      income taxes of ($16,188)                                          --           --          30,065            --       30,065
   Reclassification adjustment for losses included in net income,
      net of income tax benefit of $7,673                                --           --         (14,250)           --      (14,250)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive income                                            --           --          14,912            --       14,912
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      22,928
Cash dividends                                                           --           --              --       (16,000)     (16,000)
                                                                      -----       ------         -------       -------      -------
Balance, December 31, 2001                                           $2,000      $49,000       $   4,588      $260,875     $316,463
                                                                     ======      =======       =========      ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999

Cash flows from operating activities
Net income                                                                           $   8,016      $  40,083     $  38,324
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                          (2,781)        (3,556)       (3,063)
      Repayment                                                                          3,167          2,953         2,826
   Change in accrued investment income                                                   2,570           (181)        1,528
   Change in amounts recoverable from reinsurers                                        (5,691)        (3,296)       (2,837)
   Change in premiums due                                                                  (51)          (145)            5
   Change in accounts receivable                                                           144         (1,682)          275
   Change in other assets                                                               (4,203)           133           319
   Change in deferred policy acquisition costs, net                                    (10,376)        (9,944)       (6,015)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                    11,801         11,819         8,368
   Change in policy claims and other policyholder's funds                                3,861            360          (522)
   Deferred income tax (benefit) provision                                              (4,763)         1,898         2,196
   Change in other liabilities                                                              68         (2,844)       (3,513)
   Amortization of premium (accretion of discount), net                                  3,477          1,353        (1,794)
   Net realized losses (gains) on investments                                           26,426           (839)       (1,386)
   Contractholder charges, non-cash                                                    (12,632)        (9,232)       (9,875)
   Other, net                                                                             (599)        (1,826)        1,859
                                                                                          ----         ------         -----
      Net cash provided by operating activities                                         18,434         25,054        26,695
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)           --
   Maturities, sinking fund payments and calls                                              --         31,178        37,852
   Sales                                                                                    --             --           790
Available-for-sale securities:
   Purchases                                                                          (429,487)      (100,905)     (155,690)
   Maturities, sinking fund payments and calls                                         117,961         34,202        50,515
   Sales                                                                               214,426         91,946        89,683
Other investments, excluding policy loans:
   Purchases                                                                              (309)            --        (3,598)
   Sales                                                                                19,223         10,838        16,671
Change in amounts due from brokers                                                         877           (877)           --
Change in amounts due to brokers                                                        31,487             --        (4,507)
                                                                                        ------         ------        ------
   Net cash (used in) provided by investing activities                                 (45,822)        61,895        31,716
                                                                                       -------         ------        ------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                              56,228         51,419        68,978
   Surrenders and death benefits                                                       (81,988)      (137,239)     (159,161)
   Interest credited to account balances                                                48,064         47,715        50,767
Universal life-type insurance policy loans:
   Issuance                                                                             (4,308)        (6,847)       (5,057)
   Repayment                                                                             3,544          4,085         3,186
Cash dividends                                                                         (16,000)       (15,000)      (12,000)
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                   5,540        (55,867)      (53,287)
                                                                                         -----        -------       -------
Net (decrease) increase in cash and cash equivalents                                   (21,848)        31,082         5,124
Cash and cash equivalents at beginning of year                                          39,213          8,131         3,007
                                                                                        ------          -----         -----
Cash and cash equivalents at end of year                                             $  17,365      $  39,213     $   8,131
                                                                                     =========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                                 $   5,408      $  21,427     $  20,670
   Interest on borrowings                                                                   35             80           124

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual future cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for deferred annuities are amortized using the interest method. The costs for universal life and variable universal life insurance are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for universal life and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The Company held no derivative positions during 2001 or 2000.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $      433       $    35        $    11    $      457
   Corporate bonds and obligations                                       688,952        17,292         12,149       694,095
   Mortgage-backed securities                                            340,674         4,804          2,877       342,601
                                                                         -------         -----          -----       -------
Total fixed maturity securities                                       $1,030,059       $22,131        $15,037    $1,037,153
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $       76       $   103        $    --    $      179
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:
                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $   92,755    $   94,496
Due from one to five years                                 164,837       171,497
Due from five to ten years                                 321,846       323,561
Due in more than ten years                                 109,947       104,998
Mortgage-backed securities                                 340,674       342,601
                                                           -------       -------
Total                                                   $1,030,059    $1,037,153
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                         Gross          Gross
                                                                        Amortized      unrealized     unrealized      Fair
Held-to-maturity                                                          cost            gains         losses        value
Fixed maturities:
   U.S. Government agency obligations                                   $  2,299        $   40         $   25      $  2,314
   Corporate bonds and obligations                                       363,322         8,013          9,667       361,668
   Mortgage-backed securities                                             40,195           263             13        40,445
                                                                          ------           ---             --        ------
Total fixed maturity securities                                         $405,816        $8,316         $9,705      $404,427
                                                                        ========        ======         ======      ========

                                                                                          Gross         Gross
                                                                         Amortized     unrealized    unrealized        Fair
Available-for-sale                                                         cost           gains        losses          value
Fixed maturities:
   U.S. Government agency obligations                                   $  2,053        $  185        $    --      $  2,238
   State and municipal obligations                                           105             2             --           107
   Corporate bonds and obligations                                       373,603         6,447         22,462       357,588
   Mortgage-backed securities                                            178,691         2,396          2,582       178,505
                                                                         -------         -----          -----       -------
Total fixed maturity securities                                         $554,452        $9,030        $25,044      $538,438
                                                                        ========        ======        =======      ========
Common stocks                                                           $  1,571        $   --        $   285      $  1,286
                                                                        ========        ======        =======      ========

At December 31, 2001, bonds carried at $300 were on deposit with the state of New York as required by law.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 87 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $129 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $  374,228      $223,368
Aaa/AA                                                         --         3,000
Aa/AA                                                      17,727        16,084
Aa/A                                                       22,258        26,649
A/A                                                       157,143       147,290
A/BBB                                                      56,340        48,993
Baa/BBB                                                   340,542       338,430
Baa/BB                                                     12,795        17,670
Below investment grade                                     49,026       138,784
                                                           ------       -------
Total                                                  $1,030,059      $960,268
                                                       ==========      ========

At December 31, 2001, approximately 91 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturity securities classified as held-to-maturity were sold with amortized cost of $nil and $790, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,457 and $27,383, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $478, respectively.
Available-for-sale securities were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $7,197 and ($16,299), respectively, with the $23,496 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized loss on available-for-sale securities was a decrease of $7,141. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $40,706.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, approximately $24,110 of these losses are included in Net realized (losses) gains on investments and approximately $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $2,921. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 10 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                December 31, 2001        December 31, 2000
                           On balance       Funding    On balance     Funding
Region                        sheet       commitments     sheet     commitments
West North Central          $ 15,978         $--       $ 19,409        $--
East North Central            21,337          --         24,249         --
South Atlantic                22,402          --         27,926         --
Middle Atlantic               14,362          --         16,937         --
Pacific                        6,466          18          6,614         --
Mountain                      30,522          --         34,475         --
New England                    7,354          --          7,564         --
East South Central             7,089          --          7,250         --
                               -----         ---          -----        ---
                             125,510          18        144,424         --
Less reserves for losses         805          --            303         --
                               -----         ---          -----        ---
Total                       $124,705         $18       $144,121        $--
                            ========         ===       ========        ===

                                December 31, 2001         December 31, 2000
                           On balance       Funding    On balance     Funding
Property type                 sheet       commitments     sheet     commitments
Apartments                  $ 40,395         $18       $ 49,180        $--
Department/retail stores      41,102          --         45,917         --
Office buildings              18,754          --         21,144         --
Industrial buildings          14,218          --         16,169         --
Nursing/retirement             4,178          --          4,954         --
Medical buildings              6,863          --          7,060         --
                               -----         ---          -----        ---
                             125,510          18        144,424         --
Less reserves for losses         805          --            303         --
                               -----         ---          -----        ---
Total                       $124,705         $18       $144,121        $--
                            ========         ===       ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $nil. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $nil.

The Company recognized $nil, $nil and $2 of interest income related to impaired mortgage loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                             2001          2000          1999
Balance, January 1                          $303         $1,200        $1,500
Provision for mortgage loan losses           502           (897)         (300)
                                             ---           ----          ----
Balance, December 31                        $805         $  303        $1,200
                                            ====         ======        ======

Sources of investment income and realized (losses) gains on investments
Net investment income for the years ended December 31 is summarized as follows:

                                            2001          2000           1999
Interest on fixed maturities             $69,566        $76,859       $78,342
Interest on mortgage loans                10,682         11,954        12,895
Interest on cash equivalents                  99          1,069           350
Other                                       (999)         2,333         4,764
                                            ----          -----         -----
                                          79,348         92,215        96,351
Less investment expenses                     176            724           837
                                             ---            ---           ---
Total                                    $79,172        $91,491       $95,514
                                         =======        =======       =======

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                            2001           2000          1999
Available-for-sale securities           $(25,925)         $ (57)       $1,086
Mortgage loans on real estate               (501)           896           300
                                            ----            ---           ---
Total                                   $(26,426)          $839        $1,386
                                        ========           ====        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                            2001          2000           1999
Federal income taxes:
Current                                  $ 8,098        $19,245       $16,426
Deferred                                  (4,763)         1,898         2,196
                                          ------          -----         -----
                                           3,335         21,143        18,622
State income taxes-current                 1,350          1,180           619
                                           -----          -----           ---
Income tax expense                       $ 4,685        $22,323       $19,241
                                         =======        =======       =======

Income tax expense (benefit) differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                                  2001                     2000                   1999
                                                           Provision    Rate        Provision    Rate     Provision  Rate
Federal income taxes based on the statutory rate            $4,445      35.0%       $21,842      35.0%    $20,148     35.0%
Tax-excluded interest and dividend income                     (258)     (2.0)          (207)     (0.3)       (509)    (0.9)
State tax, net of federal benefit                              878       6.9            767       1.2         402      0.7
Other, net                                                    (380)     (3.0)           (79)     (0.1)       (800)    (1.4)
                                                              ----      ----            ---      ----        ----     ----
Total income taxes                                          $4,685      36.9%       $22,323      35.8%    $19,241     33.4%
                                                            ======      ====        =======      ====     =======     ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                          2001           2000
Deferred income tax assets:
   Policy reserves                                      $26,912       $28,469
   Investments                                           10,431         6,395
   Other                                                  4,742         4,738
                                                          -----         -----
Total deferred income tax assets                         42,085        39,602
                                                         ------        ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                     43,393        40,118
   Investments                                            2,474            --
                                                          -----        ------
Total deferred income tax liabilities                    45,867        40,118
                                                         ------        ------
Net deferred income tax liabilities                     $ 3,782       $   516
                                                        =======       =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $151,649 and $166,503 as of December 31, 2001 and 2000, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant.

5. RELATED PARTY TRANSACTIONS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $26, $23 and $27 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $48, $106 and $218, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2001, 2000 and 1999 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2001, 2000 and 1999, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $975 and $1,446, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2001, 2000 and 1999 were $nil, $nil and $96, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $19,919, $17,108 and $13,042 , for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $2,814 payable to and $907 receivable from, respectively, IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

At December 31, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,534,603 and $5,974,025 respectively, of which $675,563 and $332,556 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $nil, $150 and $150 for the years ended December 31, 2001, 2000 and 1999, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $1,700 and $nil in 2001, 2000 and 1999, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,608, $3,125 and $2,873 for the years ended December 31, 2001, 2000 and 1999, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $924, $473 and $473 for the years ended December 31, 2001, 2000 and 1999, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $186,119 and $210,666 at December 31, 2001 and 2000, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2001, 2000 and 1999, and an increase in liabilities for future policy benefits of $4,301 related to this agreement for the year ended December 31, 2001. As of December 31, 2000 and 1999, there were decreases in liabilities for future policy benefits of $1,334 and $1,277, respectively.

At December 31, 2001, the Company had $18 of commitments to fund mortgage loans. There were no such commitments at December 31, 2000 (see Note 2).

8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                 2001                         2000
                                                                        Carrying         Fair        Carrying         Fair
Financial Assets                                                          value          value         value          value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  405,816    $  404,427
   Available-for-sale securities                                       1,037,153     1,037,153        538,438       538,438
Common stocks                                                                179           179          1,286         1,286
Mortgage loans on real estate                                            124,705       130,920        144,121       148,119
Cash and cash equivalents                                                 17,365        17,365         39,213        39,213
Separate account assets                                                1,418,527     1,418,527      1,667,031     1,667,031
                                                                       ---------     ---------      ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                            $  679,593    $  662,166     $  679,446    $  660,663
Separate account liabilities                                           1,244,282     1,201,652      1,461,266     1,411,203
                                                                       ---------     ---------      ---------     ---------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $91,143 and $85,154 , respectively, and policy loans of $5,754 and $6,174, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $174,245 and $205,765, respectively.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

9. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                          2001          2000          1999
Net income, per accompanying financial statements                                      $ 8,016        $40,083       $38,324
Deferred policy acquisition costs                                                       (9,584)        (9,406)       (6,015)
Adjustments of future policy benefit liabilities                                        (3,064)        (1,657)       (4,615)
Deferred income tax (benefit) expense                                                   (4,763)         1,898         2,196
Provision (reduction) for losses on investments                                         (1,314)           817          (161)
Interest maintenance reserves gain/loss transfer and amortization                        5,797           (126)         (154)
Adjustment to separate account reserves                                                 (3,636)          (408)        5,498
Other, net                                                                                 552            486           766
                                                                                           ---            ---           ---
Statutory-basis net (loss) income                                                      $(7,996)       $31,687       $35,839
                                                                                       =======        =======       =======

                                                                                          2001          2000          1999
Stockholder's equity, per accompanying financial statements                          $ 316,463      $ 309,535     $ 279,810
Deferred policy acquisition costs                                                     (155,996)      (146,035)     (136,229)
Adjustments of future policy benefit liabilities                                         6,165          4,609         2,845
Deferred income tax liabilities (assets)                                                 3,782            516        (3,881)
Asset valuation reserve                                                                (11,195)       (16,421)      (16,164)
Adjustments of separate account liabilities                                             57,677         61,313        61,721
Adjustments of investments to amortized cost                                            (7,094)        17,467        23,440
Premiums due, deferred and in advance                                                    1,383          1,433         1,485
Deferred revenue liability                                                               5,102          4,100         3,021
Reserves for mortgage loan losses                                                          805            304         1,200
Non-admitted assets                                                                     (2,772)        (6,067)         (421)
Interest maintenance reserve                                                             2,515         (3,282)       (3,155)
Other, net                                                                             (12,911)        (8,683)       (5,416)
                                                                                       -------         ------        ------
Statutory-basis capital and surplus                                                  $ 203,924      $ 218,789     $ 208,256
                                                                                     =========      =========     =========

                                                              S-6175-20 T (5/02)

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement.

          IDS Life of New York  Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
          17, 18 and 19:

                Report of Independent Auditors dated March 22, 2002. Statements of Assets and Liabilities at Dec. 31, 2001. Statements of Operations for the period ended Dec. 31, 2001. Statements of Changes in Net Assets for the period ended Dec. 31, 2001 and year ended Dec. 31, 2000.
                Notes to Financial Statements.

         IDS Life Insurance Company of New York:

                Report of Independent Auditors dated January 28, 2002. Balance Sheets at Dec. 31, 2001 and 2000.
                Statements of Income for the years ended Dec. 31, 2001, 2000, and 1999.
                Statements of Cash Flows for the years ended Dec. 31, 2001, 2000, and 1999.
                Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York dated November 12, 1981, filed electronically as
         Exhibit 1.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York establishing Account 9 on Feb. 12, 1986, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Accounts 10 and 11 on Oct. 8, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 12, 13 and 14 on April 17, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 15, 16, 17, 18 and 19 on March 29, 2001 is filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 to Registration Statement No. 33-4174, is incorporated herein by reference.

2.       Not applicable.

3. Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.1 Copy of form of Qualified Deferred Annuity Contract (form 39192), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 39191), filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 39192 IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

5. Copy of Form of Application for IDS Flexible Annuity Contract of New York, filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

6.1 Revised Charter of IDS Life of New York dated April, 1992, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

6.2 By-Laws of IDS Life of New York, dated May, 1992, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000, filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

14.      Not applicable.

15. Power of Attorney to sign amendments to this Registration Statement dated April 25, 2001 filed electronically as Exhibit 14 to Post-Effective Amendment No. 18 to Registration Statement No. 33-4174,
         is incorporated herein   by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Bloomington, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Lorraine R. Hart                      53643 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Bruce A. Kohn                         50591 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Eric L. Marhoun                       50605 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Edward J. Muhl                        16 Wolfe Street                           Director
                                      Alexandria, VA  22314

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     90 Hudson Street                          Director
                                      Jersey City, NJ  07302

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY  12203

Philip C. Wentzel                     50807 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

David L. Yowan                        40 Wall Street                            Vice President and Treasurer
                                      19th Floor
                                      New York, NY  10004


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contractowners

                    On March 31, 2002, there were 7,073 qualified contracts and 9,971 non-qualified contracts in IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and
                    19.

Item 28.          Indemnification

The By-Laws of the depositor provide that it shall indemnify any person made a party to an action or proceeding by or in the right of the depositor to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the depositor against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with the appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the depositor; and The depositor shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the depositor to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the depositor served in any capacity at the request of the depositor, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the depositor, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the depositor and, in criminal actions or proceedings, in addition had no reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address                       Underwriter

         Ruediger Adolf                         Senior Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                        Vice President -
         70100 AXP Financial Center             Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                      Senior Vice President -
         70100 AXP Financial Center             Retirement Services
         Minneapolis, MN  55474

         John M. Baker                          Vice President - Plan
         70100 AXP Financial Center             Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                       Vice President - Service
         70100 AXP Financial Center             Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                   Vice President - Mutual
         70100 AXP Financial Center             Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                    Vice President - Risk
         70100 AXP Financial Center             Management Products
         Minneapolis, MN  55474

         Walter S. Berman                       Director, Senior Vice President
         70100 AXP Financial Center             and Chief Financial Officer
         Minneapolis, MN  55474

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
         70100 AXP Financial Center             Support
         Minneapolis, MN  55474

         Mike Burton                            Vice President - Compliance
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
         70100 AXP Financial Center             Leader Retail Distribution
         Minneapolis, MN  55474                 Services

         James M. Cracchiolo                    Director, Chairman, President
         70100 AXP Financial Center             and Chief Executive Officer
         Minneapolis, MN  55474

         Colleen Curran                         Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                        Vice President -
         70100 AXP Financial Center             Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
         70100 AXP Financial Center             Planning and Advice
         Minneapolis, MN  55474

         Gordon M. Fines                        Vice President - Mutual
         70100 AXP Financial Center             Fund Equity Investments
         Minneapolis, MN  55474

         Peter A. Gallus                        Vice President -
         70100 AXP Financial Center             Investment
         Minneapolis, MN  55474                 Administration

         Derek M. Gledhill                      Vice President -
         70100 AXP Financial Center             Integrated Financial
         Minneapolis, MN  55474                 Services Field
                                                Implementation

         Steve Guida                            Vice President -
         70100 AXP Financial Center             New Business and Service
         Minneapolis, MN  55474

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
         70100 AXP Financial Center             Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                        Vice President -
         70100 AXP Financial Center             Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
         70100 AXP Financial Center             Party Distribution
         Minneapolis, MN  55474

         Claire Huang                           Senior Vice President - Retail
         70100 AXP Financial Center             Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                    Vice President -
         70100 AXP Financial Center             Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
         70100 AXP Financial Center             Steel Cities
         Minneapolis, MN  55474

         James M. Jensen                        Vice President -
         70100 AXP Financial Center             Advice and
         Minneapolis, MN  55474                 Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
         70100 AXP Financial Center             Planning Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                         Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John C. Junek                          Senior Vice President,
         70100 AXP Financial Center             General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                           Vice President -
         70100 AXP Financial Center             Retail Distribution Services
         Minneapolis, MN  55474                 and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                         Vice President -
         70100 AXP Financial Center             Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                        Vice President - Service
         70100 AXP Financial Center             Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
         70100 AXP Financial Center             Brokerage and Direct
         Minneapolis, MN  55474                 Services

         Daniel E. Laufenberg                   Vice President and Chief
         70100 AXP Financial Center             U.S. Economist
         Minneapolis, MN  55474

         Jane W. Lee                            Vice President - New
         70100 AXP Financial Center             Business Development and
         Minneapolis, MN  55474                 Marketing

         Steve Lobo                             Vice President - Investment
         70100 AXP Financial Center             Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                      Vice President - Lead Financial
         70100 AXP Financial Center             Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                           Vice President and Director of
         70100 AXP Financial Center             Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                       Vice President and
         70100 AXP Financial Center             Director of Fixed Income
         Minneapolis, MN  55474                 Research

         Penny Mazal                            Vice President - Business
         70100 AXP Financial Center             Transformation
         Minneapolis, MN  55474

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
         70100 AXP Financial Center             Products
         Minneapolis, MN  55474

         Timothy S. Meehan                      Secretary
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Paula R. Meyer                         Vice President - Mutual
         70100 AXP Financial Center             Funds
         Minneapolis, MN  55474

         Barry J. Murphy                        Executive Vice President -
         70100 AXP Financial Center             U.S. Retail Group
         Minneapolis, MN  55474

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                     Vice President -
         70100 AXP Financial Center             Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                        Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                    Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
         70100 AXP Financial Center             Field Management and
         Minneapolis, MN  55474                 Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
         70100 AXP Financial Center             Institutional
         Minneapolis, MN  55474

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
         70100 AXP Financial Center             Western Frontier
         Minneapolis, MN  55474

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
         70100 AXP Financial Center             Development and Migration
         Minneapolis, MN  55474

         Judy P. Skoglund                       Vice President - Quality
         70100 AXP Financial Center             and Service Support
         Minneapolis, MN  55474

         Dave Smith                             Vice President - U.S. Advisor
         70100 AXP Financial Center             Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                          Senior Vice President -
         70100 AXP Financial Center             Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
         70100 AXP Financial Center             Marketing Offer
         Minneapolis, MN  55474                 Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         James J. Strauss                       Vice President and
         70100 AXP Financial Center             General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                    Vice President -
         70100 AXP Financial Center             Information Resource
         Minneapolis, MN  55474                 Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
         70100 AXP Financial Center             Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
         70100 AXP Financial Center             Information and
         Minneapolis, MN  55474                 Technology

         William F. Truscott                    Senior Vice President -
         70100 AXP Financial Center             Chief Investment Officer
         Minneapolis, MN  55474

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
         70100 AXP Financial Center             Chief Compliance Officer
         Minneapolis, MN  55474

         Michael D. Wolf                        Vice President - Senior
         70100 AXP Financial Center             Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
         70100 AXP Financial Center             Brokerage Marketing
         Minneapolis, MN  55474

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001


(c)

                                Net Underwriting

         Name of Principal              Discounts and     Compensation on       Brokerage

         Underwriter                     Commissions         Redemption        Commissions      Compensation
         ------------------              -----------         ----------        -----------      ------------
         American Express Financial       $2,925,442            None             None              None
         Advisors Inc.

Item 30.  Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31.  Management Services

                  Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life of New York Contract Owner Service at the address or phone number listed in the prospectus.


          (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on this 29th day of April, 2002.


         IDS LIFE ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19
                                  (Registrant)

                    By IDS Life Insurance Company of New York
                    -----------------------------------------
                                    (Sponsor)

                    By /s/ Timothy V. Bechtold*
                    ---------------------------
                           Timothy V. Bechtold
                           President and Chief Executive Officer


As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on this 29th day of April, 2002.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director, President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold

/s/  Maureen A. Buckley*                      Director, Vice President, Chief
------------------------------------          Operating Officer, Consumer
     Maureen A. Buckley                       Affairs and Claims Officer

                                              Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                         Director and General Counsel
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*                      Director
------------------------------------
     Thomas R. McBurney

Signature                                     Title

/s/  Edward J. Muhl*                          Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*                     Director
------------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                          Vice President and Treasurer
------------------------------------
     David L. Yowan


*  Signed  pursuant  to  Power  of  Attorney  dated  April  25,  2001,   filed
   electronically as Exhibit 14 to Post-Effective Amendment No. 18 to Registration Statement No. 33-4174, is incorporated herein by reference.



/s/ Mary Ellyn Minenko
-------------------------------
    Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 19

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.

Exhibits.